Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Determination of the Fair Value of Financial Instruments

Determination of the fair value as of December 31, 2021 and 2020

	As of December 31, 2021
		Estimated fair value
	Book value	Recurring	Non-recurring (*)
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	3,473,392	—	3,473,392
Cash items in process of collection	438,496	—	438,496
Financial instruments at fair value through profit or loss	332,724	332,724	—
Financial instruments at fair value through other comprehensive income	3,660,450	3,660,450	—
Loans and accounts receivable at amortized cost	23,795,548	—	24,119,631
Financial instruments at amortized cost	187,455	—	187,086
Investments under resale agreements	606,178	—	606,178
Financial derivative contracts	2,980,926	2,980,926	—
Interbank loans, net	80,554	—	80,554
Totals	35,555,723	6,974,100	28,905,337
LIABILITIES
Deposits and other demand liabilities	7,576,095	—	7,576,095
Cash in process of being cleared	424,358	—	424,358
Obligations under repurchase agreements	466,006	—	466,006
Time deposits and other time liabilities	10,097,443	—	10,009,988
Financial derivative contracts	2,925,587	2,925,587	—
Interbank borrowings	4,918,423	—	4,915,814
Debt instruments issued	6,762,840	—	6,639,917
Lease contract liabilities	115,544	—	106,564
Other financial liabilities	42,435	—	42,435
Totals	33,328,731	2,925,587	30,181,177

(*)   Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2020
		Estimated fair value
	Book value	Recurring	Non-recurring(*)
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	3,089,072	—	3,089,072
Cash items in process of collection	173,192	—	173,192
Financial instruments at fair value through profit or loss	582,710	582,710	—
Financial instruments at fair value through other comprehensive income	3,970,899	3,970,899	—
Loans and accounts receivable at amortized cost	21,576,108	—	22,767,597
Financial instruments at amortized cost	111,542	—	110,608
Investments under resale agreements	105,580	—	105,580
Financial derivative contracts	3,982,803	3,982,803	—
Interbank loans, net	7,121	—	7,121
Totals	33,599,027	8,536,412	26,253,170
LIABILITIES
Deposits and other demand liabilities	6,197,406	—	6,197,406
Cash in process of being cleared	154,232	—	154,232
Obligations under repurchase agreements	638,851	—	638,851
Time deposits and other time liabilities	11,433,064	—	11,574,924
Financial derivative contracts	3,673,591	3,673,591	—
Interbank borrowings	3,798,978	—	3,794,375
Debt instruments issued	6,204,856	—	7,330,126
Lease contract liabilities	151,885	—	164,304
Other financial liabilities	13,123	—	13,123
Totals	32,265,986	3,673,591	29,867,341

Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring)

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) :

	As of December 31,
Non-recurring fair value measurement	2021	2020
	MCh$	MCh$
ASSETS
Cash and deposits in banks	3,473,392	3,089,072
Cash items in process of collection	438,496	173,192
Loans and accounts receivable at amortized cost	24,119,631	22,767,597
Investments under resale agreements	606,178	105,580
Interbank loans, net	80,554	7,121
Financial instruments at amortized cost	187,086	110,608
Totals	28,905,337	26,253,170
LIABILITIES
Deposits and other demand liabilities	7,576,095	6,197,406
Cash in process of being cleared	424,358	154,232
Obligations under repurchase agreements	466,006	638,851
Time deposits and other time liabilities	10,009,988	11,574,924
Interbank borrowings	4,915,814	3,794,375
Debt instruments issued	6,639,917	7,330,126
Lease contract liabilities	106,564	164,304
Other financial obligations	42,435	13,123
Totals	30,181,177	29,867,341

Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring)

Fair Value measurement of financial assets and liabilities (recurring):

	As of December 31,
Fair value measurement of recurring items	2021	2020
	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	332,724	582,710
Central Bank of Chile and Government securities	50,743	108,042
Other securities issued in Chile	111	271
Foreign government and Central Bank instruments	232,083	432,178
Other instruments issued abroad	8,824	4,861
Investments in mutual funds	39,842	35,017
Other investments at FVTPL	1,121	2,341
Financial instruments at fair value through other comprehensive income	3,660,450	3,970,899
Central Bank of Chile and Government securities	2,325,668	3,056,179
Other securities issued in Chile	138,845	296,665
Foreign government and Central Bank instruments	45,386	217,185
Other instruments issued abroad	366,487	394,691
Other investments at FVOCI	784,064	6,179
Financial derivative contracts	2,980,926	3,982,803
Forwards	382,206	472,208
Swaps	2,598,071	3,509,315
Call options	649	195
Put options	—	1,085
Totals	6,974,100	8,536,412
LIABILITIES
Financial derivative contracts	2,925,587	3,673,591
Forwards	391,049	433,863
Swaps	2,534,164	3,238,371
Call options	343	271
Put options	31	1,086
Totals	2,925,587	3,673,591

Schedule of Financial Derivative Instruments

These adjustments are recorded periodically in the financial statements. As of December 2021, 2020 and 2019, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

	As of December 31,
	2021		2020		2019
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	—	—	—	—	(2)	1
Fair value hedge			—	—	—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Cash flow hedge		—	—	—	(2)	1
Currency forwards	—	—	—	—	(2)	1
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Hedge of net investments in a foreign operation	—	—	—	—	—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Derivatives held for trading	(9,320)	(40,971)	337	589	(28,172)	446
Currency forwards	(240)	(443)	207	205	(341)	123
Currency swaps	(4,936)	(36,363)	56	37	(4,642)	295
Interest rate swaps	(4,144)	(4,165)	74	347	(23,189)	28
Call currency options	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—
Total financial derivative contracts	(9,320)	(40,971)	337	589	(28,174)	447

Schedule of Impacts on the Portfolio of a Recalibration

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

	As of December 31, 2021			As of December 31, 2020
	Forward			Forward
	Americano	Basis TAB	Basis TAB	Americano	Basis TAB	Basis TAB
Impact calibration	USD-CLP	CLP	CLF	USD-CLP	CLP	CLF
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Volatility exchange rate USD-CLP				—	—	—
TAB 30	—	48	—	—	76	—
TAB 90	—	—	—	—	1	—
TAB 180	—	37	12	—	33	15
TAB 360	—	—	(2)	—	—	3
Totals	—	85	10	—	110	18

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13, as of December 31, 2021 and 2020 :

	As of December 31, 2021
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	332,724	322,913	9,811	—
Central Bank of Chile and Government securities	50,743	50,743	—	—
Other securities issued locally	111	—	111	—
Foreign government and Central Bank instruments	232,083	232,083	—	—
Other securities issued abroad	8,824	—	8,824	—
Investments in mutual funds	39,842	39,842	—	—
Other investments at FVTPL	1,121	245	876	—
Financial instruments at fair value through other comprehensive income	3,660,450	2,639,091	1,021,359	—
Central Bank of Chile and Government securities	2,325,668	2,325,668	—	—
Other securities issued locally	138,845	—	138,845	—
Foreign government and Central Bank instruments	45,386	45,386	—	—
Other securities issued abroad	366,487	261,334	105,153	—
Other investments at FVOCI	784,064	6,703	777,361	—
Financial derivative contracts	2,980,926	—	2,962,174	18,752
Forwards	382,206	—	380,210	1,996
Swaps	2,598,071	—	2,581,315	16,756
Call options	649	—	649	—
Put options	—	—	—	—
Totals	6,974,100	2,962,004	3,993,344	18,752
LIABILITIES
Financial derivative contracts	2,925,587	—	2,924,710	877
Forwards	391,049	—	390,414	635
Swaps	2,534,164	—	2,533,922	242
Call options	343	—	343	—
Put options	31	—	31	—
Totals	2,925,587	—	2,924,710	877

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2020
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	582,710	575,237	7,473	—
Central Bank of Chile and Government securities	108,042	108,042	—	—
Other securities issued locally	271	—	271	—
Foreign government and Central Bank instruments	432,178	432,178	—	—
Other securities issued abroad	4,861	—	4,861	—
Investments in mutual funds	35,017	35,017	—	—
Other investments at FVTPL	2,341	—	2,341	—
Financial instruments at fair value through other comprehensive income	3,970,899	3,608,717	362,182	—
Central Bank of Chile and Government securities	3,056,179	3,056,179	—	—
Other securities issued locally	296,665	—	296,665	—
Foreign government and Central Bank instruments	217,185	217,185	—	—
Other securities issued abroad	394,691	335,353	59,338	—
Other investments at FVOCI	6,179	—	6,179	—
Financial derivative contracts	3,982,803	—	3,955,538	27,265
Forwards	472,208	—	468,632	3,576
Swaps	3,509,315	—	3,485,626	23,689
Call options	195	—	195	—
Put options	1,085	—	1,085	—
Totals	8,536,412	4,183,954	4,325,193	27,265
LIABILITIES
Financial derivative contracts	3,673,591	—	3,672,751	840
Forwards	433,863	—	433,747	116
Swaps	3,238,371	—	3,237,647	724
Call options	271	—	271	—
Put options	1,086	—	1,086	—
Totals	3,673,591	—	3,672,751	840

Schedule of Reconciliation by Fair Value Hierarchy

As of December 31, 2021 and 2020 no transfers were observed between Level 1 and Level 2, as shown below

	As of December 31,
Measurement at fair value of instruments	2021
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	332,724	—	—
Financial instruments at fair value through other comprehensive income	3,660,450	—	—
Financial derivative contracts	2,980,926	—	—
Totals	6,974,100	—	—
LIABILITIES
Financial derivative contracts	2,925,587	—	—
Totals	2,925,587	—	—

	As of December 31,
Measurement at fair value of instruments	2020
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	582,710	—	—
Financial instruments at fair value through other comprehensive income	3,970,899	—	—
Financial derivative contracts	3,982,803	—	—
Totals	8,536,412	—	—
LIABILITIES
Financial derivative contracts	3,673,591	—	—
Totals	3,673,591	—	—

Schedule of Reconciliation of Assets and Liabilities

The following table reconciles assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020.

	As of December 31, 2021
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts
Forwards	3,576	1,789	—	(3,369)	—	1,996
Swaps	23,689	(1,437)	—	(5,496)	—	16,756
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	27,265	352	—	(8,865)	—	18,752
LIABILITIES
Financial derivative contracts
Forwards	116	2,331	—	(1,812)	—	635
Swaps	724	(2,751)	—	2,269	—	242
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	840	(420)	—	457	—	877

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2020
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	27,432	28,603	—	(28,770)	—	27,265
Forwards	5,060	23,803	—	(25,287)	—	3,576
Swaps	22,372	4,800	—	(3,483)	—	23,689
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	27,432	28,603	—	(28,770)	—	27,265
LIABILITIES
Financial derivative contracts	1,119	725	—	(1,004)	—	840
Forwards	181	2,397	—	(2,462)	—	116
Swaps	938	(1,672)	—	1,458	—	724
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—
Totals	1,119	725	—	(1,004)	—	840

Schedule of Classified Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2021 and 2020.

	As of December 31, 2021
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	3,473,392	3,473,392	—	—
Cash items in process of collection	438,496	438,496	—	—
Loans and accounts receivable at amortized cost	24,119,631	—	—	24,119,631
Financial instruments at amortized cost	187,086	187,086	—	—
Investments under resale agreements	606,178	606,178	—	—
Interbank loans, net	80,554	80,554	—	—
Totals	28,905,337	4,785,706	—	24,119,631
LIABILITIES
Deposits and other demand liabilities	7,576,095	7,576,095	—	—
Cash in process of being cleared	424,358	424,358	—	—
Obligations under repurchase agreements	466,006	466,006	—	—
Time deposits and other time liabilities	10,009,988	—	10,009,988	—
Interbank borrowings	4,915,814	4,915,814	—	—
Debt instruments issued	6,639,917	—	6,639,917	—
Lease contract liabilities	106,564	—	106,564	—
Other financial liabilities	42,435	42,435	—	—
Totals	30,181,177	13,424,708	16,756,469	—

Note 35 - Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2020
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS

Cash and deposits in banks	3,089,072	3,089,072	—	—
Cash items in process of collection	173,192	173,192	—	—
Investments under resale agreements	22,767,597	—	—	22,767,597
Financial instruments at amortized cost	110,608	110,608	—	—
Loans and accounts receivable from customers, net	105,580	105,580	—	—
Interbank loans, net	7,121	7,121	—	—
Totals	26,253,170	3,485,573	—	22,767,597
LIABILITIES
Deposits and other demand liabilities	6,197,406	6,197,406	—	—
Cash in process of being cleared	154,232	154,232	—	—
Obligations under repurchase agreements	638,851	638,851	—	—
Time deposits and other time liabilities	11,574,924	—	11,574,924	—
Interbank borrowings	3,794,375	3,794,375	—	—
Debt instruments issued	7,330,126	—	7,330,126	—
Lease contract liabilities	164,304	—	164,304	—
Other financial liabilities	13,123	13,123	—	—
Totals	29,867,341	10,797,987	19,069,354	—